Supplier Accounts Receivable and Other Current Liabilities - Schedule of Other Current Liabilities (Details) (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Supplier Accounts And Other Current Liabilities [Abstract]
Social security	€ 12,094	€ 10,794	€ 4,464
Tax liabilities	428	504	388
Other debts	440	146	195
Deferred revenues	2,789	3,248	791
Total	€ 15,751	€ 14,692	€ 5,838